Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Assets of VIEs
	December 31, 2013	December 31, 2014
Cash and cash equivalents	252,925	2,329,590
Accounts receivable	36,117	105,762
Amounts due from related parties	6,380,630	501
Property and equipment	1,036	171
Deposits and other non-current assets	311,773	321,709
Total assets	6,982,481	2,757,733

Schedule of Liabilities of VIEs
	December 31, 2013	December 31, 2014
Accounts payable	3,618,573	3,387,582
Amounts due to related parties	20,740,356	20,235,986
Accrued expenses and other current liabilities	6,443,737	6,289,169
Other payables due to related parties	11,488,373	8,413,361
Total liabilities	42,291,039	38,326,098

Schedule of Summarized Operations of VIEs
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Net revenue	13,956,477	14,483,007	8,850,824
Net profit (loss)	(1,331,497)	4,746,859	(910,807)

Schedule of Summary of Estimated Useful Life of Property and Equipment
Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Schedule of Summary of Estimated Useful Economic Lives of Acquired Intangible Assets
Trademark	20 years
Technology	7 years